1933 Act Filing No. 333-156151

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ / Pre-Effective Amendment No. ____ /X/ Post-Effective Amendment No. 1 (Check appropriate box or boxes)

DELAWARE GROUP INCOME FUNDS (Exact Name of Registrant as Specified in Charter)

(800) 523-1918 (Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:

Class A, Class B, Class C, and Institutional Class shares of beneficial interest, no par value, of Delaware High-Yield Opportunities Funds, one series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A – Proxy Statement/Prospectus
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

2

PART A

     Part A, the definitive Proxy Statement/Prospectus dated January 23, 2009, was filed pursuant to Rule 497 of the Securities Act of 1933, as amended [Accession No. 0001206774-09-000219] on February 10, 2009, and is incorporated herein by reference.

PART B

     Part B, the definitive Statement of Additional Information dated January 15, 2009, was filed pursuant to Rule 497 of the Securities Act of 1933, as amended [Accession No. 0001450791-09-000010] on February 10, 2009, and is incorporated herein by reference.

PART C

DELAWARE GROUP INCOME FUNDS N-14

OTHER INFORMATION

Item 15.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement
and Declaration of Trust incorporated into this filing by reference to Post-
Effective Amendment No. 72 filed November 28, 2007. Article VI of the
Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28,
2007.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the
Registrant has been advised that in the opinion of the U.S. Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the
Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A as indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;
	(a)	Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.
	(b)	Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.
	(c)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.
(2)	Copies of the existing bylaws or corresponding instruments of the

Registrant;

(a) Amended and Restated By-Laws (November 16, 2006)
incorporated into this filing by reference to Post-Effective
Amendment No. 72 filed November 28, 2007.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Executed Plan of Reorganization (April 17, 2009) made by the
Registrant, on behalf of Delaware Delchester Fund and Delaware
High-Yield Opportunities Fund, attached as Exhibit No. EX-
99.4.a.

(5)	Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a) Agreement and Declaration of Trust. Articles III, IV, V and VI of
Agreement and Declaration of Trust (December 17, 1998)
incorporated into this filing by reference to Post-Effective
Amendment No. 61 filed July 29, 1999.

(b) By-Laws. Article II of the Amended and Restated By-Laws
(November 16, 2006) incorporated into this filing by reference to
Post-Effective Amendment No. 72 filed November 28, 2007.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a) Executed Investment Management Agreement (September 29,
1999) between Delaware Management Company (a series of
Delaware Management Business Trust) and the Registrant
incorporated into this filing by reference to Post-Effective
Amendment No. 65 filed October 17, 2002.

(b) Executed Investment Advisory Expense Limitation Letter
(November 26, 2008) between Delaware Management Company (a
series of Delaware Management Business Trust) and Registrant, on
behalf of each Fund, incorporated into this filing by reference to
Post-Effective Amendment No. 73 filed November 26, 2008.

(7)	Copies of each underwriting or distribution contract between the
Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreements.

(i) Executed Distribution Agreement (May 15, 2003) between
Delaware Distributors, L.P. and the Registrant incorporated
into this filing by reference to Post-Effective Amendment
No. 67 filed September 29, 2003.

(ii) Executed Distribution Expense Limitation Letter
(November 26, 2008) between Delaware Distributors, L.P.
and Registrant, on behalf of each Fund, incorporated into
this filing by reference to Post-Effective Amendment No.
73 filed November 26, 2008.

(iii) Executed Distribution Expense Limitation Letter
(December 12, 2008) between Delaware Distributors, L.P.
and the Registrant on behalf of the High-Yield
Opportunities Fund, attached as Exhibit No. EX-99.7.a.iii.

(b)	Executed Third Amended and Restated Financial Intermediary
Distribution Agreement (January 1, 2007) between Delaware
Distributors, L.P. and Lincoln Financial Distributors, Inc.
incorporated into this filing by reference to Post-Effective
Amendment No. 72 filed November 28, 2007.

(c)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17,
2002.

(d)	Vision Mutual Fund Gateway® Agreement (November 2000)
incorporated into this filing by reference to Post-Effective
Amendment No. 65 filed October 17, 2002.

(e)	Registered Investment Advisers Agreement (January 2001)
incorporated into this filing by reference to Post-Effective
Amendment No. 65 filed October 17, 2002.

(f)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 68 filed September
29, 2004.

(8)	Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the
Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section
17(f) of the Investment Company Act of 1940, as amended (the “1940
Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a) Executed Mutual Fund Custody and Services Agreement (July 20,
2007) between The Bank of New York Mellon (formerly, Mellon
Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed November 26,
2008.

(b) Executed Securities Lending Authorization (July 20, 2007)
between The Bank of New York Mellon (formerly, Mellon Bank,
N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by
Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the
Registrant's trustees describing any action taken to revoke the plan;

(a) Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

(b) Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

(c) Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

(d) Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

(e) Plan under Rule 18f-3 (August 31, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 73 filed
November 26, 2008.

(i) Appendix A (March 9, 2009) to Plan under Rule 18f-3
attached as Exhibit No. EX-99.10.e.i

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a) Opinion and Consent of Counsel (December 15, 2008) relating to the Registrant incorporated into this filing by reference to the
Registrant’s registration statement on Form N-14 filed December
16, 2008.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Tax Opinion and Consent of Counsel (April 17, 2009) relating to the Registrant, attached as Exhibit No. EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a) Executed Shareholder Services Agreement (April 19, 2001)
between Delaware Service Company, Inc. and the Registrant
incorporated into this filing by reference to Post-Effective
Amendment No. 65 filed October 17, 2002.

(i) Executed Amended Letter (August 23, 2002) to the
Shareholder Services Agreement incorporated into this
filing by reference to Post-Effective Amendment No. 67
filed September 29, 2003.

(ii) Executed Schedule B (June 1, 2008) to the Shareholder
Services Agreement incorporated into this filing by
reference to Post-Effective Amendment No. 73 filed
November 26, 2008.

(b) Executed Fund Accounting and Financial Administration Services
Agreement (October 1, 2007) between The Bank of New York
Mellon (formerly, Mellon Bank, N.A.) and the Registrant
incorporated into this filing by reference to Post-Effective
Amendment No. 72 filed November 28, 2007.

(c) Executed Fund Accounting and Financial Administration
Oversight Agreement (October 1, 2007) between Delaware Service
Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28,
2007.

	(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by
Section 7 of the Securities Act of 1933, as amended (the “1933 Act” or
“Securities Act”);

(a) Not applicable.

	(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney (December 15, 2008) incorporated into this filing by reference to the Registrant’s registration statement on
Form N-14 filed December 16, 2008.

	(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics for the Delaware Investments Family of Funds
(August 2008) incorporated into this filing by reference to Post-
Effective Amendment No. 73 filed November 26, 2008.

(b) Code of Ethics for Delaware Investments (Delaware Management
Company, a series of Delaware Management Business Trust, and
Delaware Distributors, L.P.) (August 2008) incorporated into this filing by reference to Post-Effective Amendment No. 73 filed
November 26, 2008.

(c) Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007)
incorporated into this filing by reference to Post-Effective
Amendment No. 72 filed November 28, 2007.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 26th day of May, 2009.

DELAWARE GROUP INCOME FUNDS By: /s/ Patrick P. Coyne Patrick P. Coyne Chairman/President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	May 26, 2009
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	May 26, 2009
Thomas L. Bennett

John A. Fry	*	Trustee	May 26, 2009
John A. Fry

Anthony D. Knerr	*	Trustee	May 26, 2009
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	May 26, 2009
Lucinda S. Landreth

Ann R. Leven	*	Trustee	May 26, 2009
Ann R. Leven

Thomas F. Madison	*	Trustee	May 26, 2009
Thomas F. Madison

Janet L. Yeomans	*	Trustee	May 26, 2009
Janet L. Yeomans

J. Richard Zecher	*	Trustee	May 26, 2009
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	May 26, 2009
Richard Salus		(Principal Financial Officer)

*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

EXHIBITS TO FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS (Delaware Group Income Funds)

Exhibit No. EX-99.4.a	Exhibit Executed Plan of Reorganization (April 17, 2009) made by the Registrant, on behalf of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund
EX-99.7.a.iii	Executed Distribution Expense Limitation Letter (December 12, 2008) between Delaware Distributors, L.P. and Registrant on behalf of the High- Yield Opportunities Fund
EX-99.10.e.i	Appendix A (March 9, 2009) to Plan under Rule 18f-3
EX-99.12.a	Tax Opinion and Consent of Counsel (April 17, 2009) relating to the Registrant